Debt - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Borrowings against credit facility	$ 947,000,000
Funds available under revolving credit facility	2,553,000,000
Variable rate	0.875%
Interest rate under multi currency facility	LIBOR, NIBOR or EURIBOR plus 0.875%
Variable rate basis	LIBOR, NIBOR or EURIBOR plus
Outstanding letters of credit under various bilateral committed letter of credit facilities	3,056,000,000
Fair Value of Unsecured Senior Note	2,896,000,000	3,190,000,000
Carrying Value of Unsecured Senior Notes	3,150,000,000	3,149,000,000
Unsecured Senior Notes [Member]
Debt Instrument [Line Items]
Carrying Value of Unsecured Senior Notes	3,143,000,000	3,142,000,000
Five-year Unsecured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Unsecured revolving credit facility	3,500,000,000
Borrowings under Commercial Paper	$ 0
Unsecured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving credit facility, Period	5 years
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving credit facility, Period	5 years